Loans From Related Parties (Details Textual)	0 Months Ended				0 Months Ended	1 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended						0 Months Ended								1 Months Ended						12 Months Ended									0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 15, 2011 USD ($)	Mar. 10, 2013 Loan	Jan. 10, 2013 Loan	Dec. 12, 2011 USD ($)	Feb. 07, 2012 Related Party [Member] USD ($) Minibar	Jul. 31, 2009 Related Party [Member] USD ($)	Jul. 20, 2009 Related Party [Member] Minibar	Jan. 28, 2010 Related Parties [Member] Loan Agreement [Member] Loan	Jul. 22, 2012 President [Member] Loan Agreement One [Member] USD ($)	Dec. 31, 2011 President [Member] Loan Agreement One [Member] USD ($)	Dec. 31, 2012 President [Member] Loan Agreement One [Member]	Jan. 28, 2010 President [Member] Loan Agreement One [Member] USD ($)	Jan. 31, 2010 Chairman [Member] Loan Agreement [Member]	Dec. 31, 2012 Chairman [Member] Loan Agreement [Member] USD ($)	Jan. 28, 2010 Chairman [Member] Loan Agreement [Member] USD ($)	Jan. 28, 2010 Chairman [Member] Loan Agreement [Member] ILS	Sep. 01, 2012 HOMI Industries Ltd [Member] Loan Agreement [Member] USD ($)	Sep. 01, 2012 HOMI Industries Ltd [Member] Loan Agreement [Member] ILS	Feb. 18, 2010 HOMI Industries Ltd [Member] Loan Agreement [Member] USD ($) Minibar	Dec. 15, 2011 HOMI Industries Ltd [Member] Loan Agreement One [Member] USD ($)	Dec. 15, 2011 HOMI Industries Ltd [Member] Loan Agreement One [Member] ILS	Sep. 01, 2012 HOMI Industries Ltd [Member] Loan Agreement One [Member] ILS	Jun. 14, 2010 HOMI Industries Ltd [Member] Loan Agreement One [Member] USD ($) Minibar	Jun. 14, 2010 HOMI Industries Ltd [Member] Loan Agreement One [Member] ILS	Jan. 08, 2012 HOMI Industries Ltd [Member] Additional Loan Agreement [Member] USD ($)	Jan. 08, 2012 HOMI Industries Ltd [Member] Additional Loan Agreement [Member] ILS	Oct. 26, 2011 HOMI Industries Ltd [Member] Additional Loan Agreement [Member] USD ($) Minibar	Jan. 31, 2013 HOMI Industries Ltd [Member] New Loan Agreement [Member]	Oct. 31, 2012 HOMI Industries Ltd [Member] New Loan Agreement [Member]	Jul. 31, 2012 HOMI Industries Ltd [Member] New Loan Agreement [Member]	Jan. 01, 2013 HOMI Industries Ltd [Member] New Loan Agreement [Member] USD ($) Agreement	Oct. 15, 2012 HOMI Industries Ltd [Member] New Loan Agreement [Member] USD ($) Agreement	Jul. 12, 2012 HOMI Industries Ltd [Member] New Loan Agreement [Member] USD ($) Agreement	Dec. 31, 2012 HOMI Industries Ltd [Member] Loan Agreement three [Member] Minibar Loan	Jan. 08, 2012 HOMI Industries Ltd [Member] Hilton Agreement [Member] USD ($)	Jan. 08, 2012 HOMI Industries Ltd [Member] Hilton Agreement [Member] ILS	Jan. 08, 2012 HOMI Industries Ltd [Member] Leonardo Agreement [Member] USD ($)	Jan. 08, 2012 HOMI Industries Ltd [Member] Leonardo Agreement [Member] ILS	Dec. 12, 2011 HOMI Industries Ltd [Member] Leonardo Agreement [Member] USD ($)	Dec. 12, 2011 HOMI Industries Ltd [Member] Leonardo Agreement [Member] ILS	Dec. 12, 2011 HOMI Industries Ltd [Member] Sheraton Agreement [Member] USD ($)	Dec. 12, 2011 HOMI Industries Ltd [Member] Sheraton Agreement [Member] ILS	Dec. 15, 2011 Shareholders [Member]	Dec. 31, 2012 Shareholders [Member]	Dec. 31, 2011 Shareholders and Directors [Member] USD ($) Loan	Dec. 31, 2012 Shareholders and Directors [Member]
Loans From Related Parties (Textual)
Ownership percentage							45.45%
Number of HOMI 336 used minibars sold installed at the Dan Panorama Hotel in Tel Aviv							470
Revenue from sales of HOMI 336 used minibars						$ 211,500
Selling per unit price of used minibar						450
Total number of loans agreements with related companies		2	2					2
Number of new loan agreements																															3	3	3	3
Loans from related parties					90,000				50,000			100,000			300,000	1,125,000			140,000				173,000	671,550	220,000	850,000	108,000				70,000	200,000	250,000
Number of computerized minibar					288
Interest rate on loan									8.00%			8.00%			6.00%	6.00%									6.00%	6.00%					8.00%	8.00%	8.00%												8.00%
Maturity period of loans									4 years	4 years			4 years															4 years	4 years	4 years													4 years		4 years
Grace period included in maturity period of loan									2 years	2 years			2 years															2 years	2 years	2 years													2 years		2 years
Description for conversion of loan into common stock											During such grace period to convert the loan into shares of HOMI's common stock at 3 cents per share or the price per share in a rights offering if HOMI conducts a rights offering prior to full repayment of this loan.			During the grace period, the lender is entitled to convert the loan into shares of HOMI's common stock, at a price per share of 8 cents during the first year and 12 cents during the second year.																														During such grace period to convert each loan into shares of HOMI's common stock at 3 cents per share or the price per share in a rights offering if HOMI conducts a rights offering prior to full repayment of this loan.		Each loan is for a period of four years, with quarterly repayments, including two years' grace on the principal, and with each lender being entitled during such grace period to convert each loan into shares of HOMI's common stock at 3 cents per share or the price per share in a rights offering if HOMI conducts a rights offering prior to full repayment of these loans
Benefit to lenders from the change in the term of loan	225,000									75,000
Benefit reduction expenses related to loan														61,000
Number of minibars put as security and collateral																			280				363	363			270
Number of HOMI minibars to be installed under agreement in a Hotel in Israel																							363	363			270
Number of mini bar subsidiaries hotel																																		3
Debt amount outstanding and payable																				78,000	315,000
Amount of loan recycled as agreed by related party																		1,125,000				850,000
Loan amount recycled into loan agreement																	412,000	1,660,000																	201,000	809,000	10,000	41,000	44,000	178,836	156,800	631,643
Loans recycling amount charged to capital				182,000
Number of additional loans																																													3
Additional loan amount																																													$ 80,000